Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
statement of income tax [Line Items]
Loss before income taxes	$ (83.5)	$ (24.9)	$ (278.4)	$ (48.7)	$ (143.2)	$ (83.0)
Income tax benefit from statutory rate					(30.1)	(17.4)
Effect of:
Meals, entertainment & parking					0.1	0.0
Deferred compensation					8.1	4.8
Transaction costs					0.1	0.0
State taxes					(1.1)	0.1
Increase in valuation allowance					19.9	12.0
Other					1.2	0.6
Income taxes (benefit) expense	$ 0.2		$ 0.3		$ (1.8)	$ 0.1